Finance Expenses and Income (Details 1) ₪ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2017 ILS (₪)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 ILS (₪)		Dec. 31, 2015 ILS (₪)
Disclosure Of Finance Income [Line Items]
Gain from investments in securities		₪ 6		₪ 139		₪ 31
Dividend income		116		16	[1]	15	[1]
Interest income from investees		23		29		34
Interest income		26		34		15
Revaluation of derivatives	[2]	143		35		699
Exchange rate differences and others				2		4
Total finance income		₪ 314	$ 91	₪ 255	[3]	₪ 798	[3]

[1]	Reclassified, refer to Note 2dd.
[2]	Mainly from hedging swap transactions.
[3]	Reclassified, refer to note 2ff.